Events After the Reporting Period (Details) - Potential ordinary share transactions	1 Months Ended
Mar. 31, 2022 kr / shares shares
Events After the Reporting Period
Number of warrant issued to subscribed | shares	856,586
Warrant purchase price | kr / shares	kr 74.30